North Square Multi Strategy Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2022 (Unaudited)

Number of Shares		Value
	EXCHANGE TRADED FUNDS (ETFs) - 40.1%
35,000	AdvisorShares North Square McKee ESG Core Bond ETF	$863,114
30,150	iShares® Core S&P 500 ETF	13,227,408
12,200	Vanguard® Dividend Appreciation ETF	1,928,576
34,285	Vanguard® Value ETF	4,931,897
	TOTAL ETFs
	(Cost $21,996,540)	20,950,995

	MUTUAL FUNDS - 58.8%
161,456	North Square Advisory Research Small Cap Growth Fund - Class I1	2,445,320
240,263	North Square Advisory Research Small Cap Value Fund - Class I1	2,772,294
379,744	North Square Altrinsic International Equity Fund - Class I1	3,911,330
788,212	North Square Dynamic Small Cap Fund - Class I1	9,465,164
151,512	North Square McKee Bond Fund - Class R6[1]	1,453,231
426,085	North Square Preferred and Income Securities Fund - Class I1	9,545,492
117,080	North Square Strategic Income Fund - Class I1	1,115,746
	TOTAL MUTUAL FUNDS
	(Cost $26,383,444)	30,708,577

	SHORT-TERM INVESTMENT - 1.3%
644,842	First American Treasury Obligations Fund - Class X, 0.01%[2]	644,842
	TOTAL SHORT-TERM INVESTMENT
	(Cost $644,842)	644,842

	TOTAL INVESTMENTS - 100.2%
	(Cost $49,024,826)	52,304,414
	Liabilities in Excess of Other Assets - (0.2)%	(102,554)
	TOTAL NET ASSETS - 100.0%	$52,201,860

[1]	Affiliated Company. See Affiliates Table in Notes to Schedule of Investments.
[2]	The rate is the annualized seven-day yield at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See accompanying Notes to Schedule of Investments

North Square Multi Strategy Fund
SUMMARY OF INVESTMENTS
As of February 28, 2022 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Mutual Funds	58.8%
ETFs	40.1%
Short-Term Investment	1.3%
Total Investments	100.2%
Liabilities in Excess of Other Assets	(0.2)%
Total Net Assets	100.0%

North Square Multi Strategy Fund
NOTES TO SCHEDULE OF INVESTMENTS
As of February 28, 2022 (Unaudited)

Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 28, 2022, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3**	Total
Investments
ETFs	$20,950,995	$-	$-	$20,950,995
Mutual Funds	30,708,577	-	-	30,708,577
Short-Term Investment	644,842	-	-	644,842
Total Investments	$52,304,414	$-	$-	$52,304,414

*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

North Square Multi Strategy Fund
NOTES TO SCHEDULE OF INVESTMENTS
As of February 28th, 2022 (Unaudited)

Investments in Affiliated Issuers
An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in a North Square Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of February 28, 2022 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

					Change in
	Value,			Net	Unrealized	Value,		Capital
	Beginning		Sales	Realized	Appreciation	End	Dividend	Gain
	of Period	Purchases	Proceeds	Gain (Loss)	(Depreciation)	of Period	Income	Distributions

North Square Advisory Research Small Cap Growth Fund - Class I*	$ 11,873,010	$ 2,779,199	$ (10,250,000)	$ 2,918,915	$ (4,875,804)	$ 2,445,320	$ -	$ 2,779,199
North Square Advisory Research Small Cap Value Fund - Class I*	3,508,534	3,491,017	(4,200,000)	219,393	(246,650)	2,772,294	14,686	476,331
North Square Altrinsic International Equity Fund - Class I	1,114,354	3,020,230	-	-	(223,254)	3,911,330	8,958	11,272
North Square Dynamic Small Cap Fund - Class I	18,865,796	5,594,110	(9,500,000)	785,984	(6,280,726)	9,465,164	-	5,594,110
North Square McKee Bond Fund - Class R6**	1,491,593	10,505	-	-	(48,868)	1,453,230	10,505	-
North Square Preferred and Income Securities Fund - Class I*	14,480,760	1,166,054	(5,700,000)	1,673,520	(2,074,842)	9,545,492	97,635	1,068,419
North Square Strategic Income Fund - Class I	1,221,663	1,085,716	(1,100,000)	(27,601)	(64,032)	1,115,746	31,699	54,017
	$ 52,555,710	$ 17,146,831	$ (30,750,000)	$ 5,570,211	$ (13,814,176)	$ 30,708,576	$ 163,483	$ 9,983,348

	Shares,			Shares,
	Beginning			End
`	of Period	Purchases	Sales	of Period

North Square Advisory Research Small Cap Growth Fund - Class I*	567,875	156,436	(562,855)	161,456
North Square Advisory Research Small Cap Value Fund - Class I*	304,971	297,211	(361,919)	240,263
North Square Altrinsic International Equity Fund - Class I	100,109	279,635	-	379,744
North Square Dynamic Small Cap Fund - Class I	1,032,441	430,124	(674,353)	788,212
North Square McKee Bond Fund - Class R6**	150,441	1,071	-	151,512
North Square Preferred and Income Securities Fund - Class I*	620,914	49,237	(244,066)	426,085
North Square Strategic Income Fund - Class I	121,291	107,718	(111,929)	117,080
				2,102,896

*Effective January 11th, 2022, the North Square Oak Ridge Small Cap Growth Fund, North Square Oak Ridge All Cap Growth Fund, North Square Oak Ridge Dividend Growth Fund, and North Square Advisory Research All Cap Value Fund changed names to the North Square Spectrum Alpha Fund, North Square Advisory Research Small Cap Growth Fund, North Square Preferred and Income Securities Fund, and North Square Advisory Research Small Cap Value Fund, respectively.

**Effective December 1, 2021, North Square McKee Bond Fund Class I and Class Y were reclassified to Class R6 and Class I, respectively.